PARENT COMPANY INFORMATION - Maturities of bonds (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of parent company information
Scheduled maturities of bonds	$ 27,760,797	$ 21,918,268
Parent
Disclosure of parent company information
Scheduled maturities of bonds	1,130,099	$ 1,231,955
Parent | Up to 1 year
Disclosure of parent company information
Scheduled maturities of bonds	5,579
Parent | Later than two years [member]
Disclosure of parent company information
Scheduled maturities of bonds	$ 1,124,520